[ING Funds Logo]
December 21, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: ING Funds Trust
      (File Nos. 333-59745; 811-08895)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 39 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on
Form N-1A.
If you have any questions, please do not hesitate to contact me at 480-477-2659.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Reza Pishva
Dechert LLP